                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21132

                              INVESTMENT PORTFOLIO
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT PORTFOLIO as of June 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

MORTGAGE PASS-THROUGHS -- 41.3%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
FHLMC:
   8.00%, with various maturities to 2025                 $      4,041    $  4,250,902
   9.25%, with maturity at 2017                                    800         859,475
--------------------------------------------------------------------------------------
                                                                          $  5,110,377
--------------------------------------------------------------------------------------
FNMA:
   9.50%, with maturity at 2022                           $      2,818    $  3,165,817
--------------------------------------------------------------------------------------
                                                                          $  3,165,817
--------------------------------------------------------------------------------------
GNMA:
   11.00%, with maturity at 2016                          $        282    $    324,774
--------------------------------------------------------------------------------------
                                                                          $    324,774
--------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   FHLMC, Series 1543, Class VN, 7.00%, due 2023          $      2,150    $  2,315,750
   FHLMC, Series 1577, Class PH, 6.30%, due 2023                 2,746       2,848,066
   FHLMC, Series 1666, Class H, 6.25%, due 2023                  2,678       2,790,765
   FHLMC, Series 1694, Class PQ, 6.50%, due 2023                 1,279       1,335,447
   FHLMC, Series 2791, Class FI, 1.47%, due 2031                 2,983       2,986,158
   FNMA, Series 1993-140, Class J, 6.65%, due 2013               2,000       2,123,486
   FNMA, Series 1993-250, Class Z, 7.00%, due 2023               2,081       2,203,912
   FNMA, Series G97-4, Class FA, 1.894%, due 2027                1,063       1,076,561
--------------------------------------------------------------------------------------
                                                                          $ 17,680,145
--------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $26,551,008)                                          $ 26,281,113
--------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 7.8%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
U.S. Treasury Bill, 0.985%, 8/5/04                        $      5,000    $  4,995,211
--------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $4,995,211)                                          $  4,995,211
--------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 49.9%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Blue Bell Funding Corp., 1.38%, 8/16/04                   $      3,100    $  3,094,535
Coast Asset Corp., 1.33%, 7/12/04                                3,100       3,098,740
Colonial Pipeline Co., 1.33%, 7/13/04                            3,100       3,098,626
Five Finance Inc., 1.32%, 7/27/04                                3,100       3,097,045
Millstone Funding Corp., 1.075%, 7/1/04                          3,900       3,900,000
Neptune Funding Corp., 1.36%, 8/4/04                      $      3,100    $  3,096,018
Nieuw Amsterdam, 1.35%, 7/13/04                                  3,100       3,098,605
PB Finance (Delaware), 1.40%, 8/20/04                            3,100       3,093,972
Romulus Funding Corp., 1.33%, 7/27/04                            3,100       3,097,022
Starbird Funding Corp., 1.33%, 8/4/04                            3,100       3,096,106
--------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $31,770,669)                                       $ 31,770,669
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.7%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                             $        450    $    450,000
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $450,000)                                          $    450,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
   (IDENTIFIED COST $63,766,888)                                          $ 63,496,993
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                    $    177,829
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                      $ 63,674,822
--------------------------------------------------------------------------------------

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

                        See notes to financial statements

INVESTMENT PORTFOLIO as of June 30, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $63,766,888)                      $    63,496,993
Cash                                                                               40,316
Receivable for investments sold                                                    24,134
Interest receivable                                                               138,160
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $    63,699,603
-----------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                   $         1,677
Accrued expenses                                                                   23,104
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $        24,781
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                 $    63,674,822
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                   $    63,944,717
Net unrealized depreciation (computed on the basis of identified cost)           (269,895)
-----------------------------------------------------------------------------------------
TOTAL                                                                     $    63,674,822
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Interest                                                                  $       637,989
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   $       637,989
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                    $       168,656
Trustees' fees and expenses                                                         3,137
Custodian fee                                                                      28,432
Legal and accounting services                                                       8,273
Interest expense                                                                      369
Miscellaneous                                                                         252
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $       209,119
-----------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                             $           307
-----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                  $           307
-----------------------------------------------------------------------------------------

NET EXPENSES                                                              $       208,812
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     $       429,177
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $       (70,938)
-----------------------------------------------------------------------------------------
NET REALIZED LOSS                                                         $       (70,938)
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $      (132,671)
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $      (132,671)
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                          $      (203,609)
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $       225,568
-----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
INCREASE (DECREASE)                                    JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                                          (UNAUDITED)        DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $    429,177        $     671,832
   Net realized loss from investment transactions              (70,938)             (26,460)
   Net change in unrealized appreciation
      (depreciation) from investments                         (132,671)            (137,263)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $    225,568        $     508,109
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $ 64,096,592        $ 244,906,169
   Withdrawals                                             (72,804,488)        (198,315,283)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $ (8,707,896)       $  46,590,886
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     $ (8,482,328)       $  47,098,995
-------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                    $ 72,157,150        $  25,058,155
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $ 63,674,822        $  72,157,150
-------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                            SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2004      --------------------------------
                                                            (UNAUDITED)              2003           2002(1)
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                      0.60%(2)        0.59%             0.50%(2)
   Net expenses after custodian fee reduction                        0.60%(2)        0.59%             0.50%(2)
   Net investment income                                             1.29%(2)        0.92%             0.84%(2)
Portfolio Turnover                                                     78%             43%                0%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         0.34%           0.74%             0.23%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                        $ 63,675        $ 72,157          $ 25,058
---------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Portolio may reflect
     an allocation of expenses to the Investment Adviser.
     Had such action not been taken the ratios would
     have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                            1.07%(2)
   Expenses after custodian fee reduction                                                              1.07%(2)
   Net investment income                                                                               0.27%(2)

(1) For the period from the start of business, September 30, 2002, to December 31, 2002.

(2)  Annualized.

                        See notes to financial statements

INVESTMENT PORTFOLIO as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002. The Portfolio seeks total return by investing in a broad range of fixed income securities, including mortgage backed securities issued, backed or otherwise guaranteed by the U.S. Government, its agencies or instrumentalities, U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Low Duration Fund held an approximate 99.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMINIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the six months ended June 30, 2004, the fee was equivalent to 0.50% (annualized) of the Portfolio's average net assets for such period and amounted to $168,656. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities in Investment Portfolio, aggregated $30,943,052 and $13,470,372, respectively.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                         $ 63,766,888
   -------------------------------------------------------------------
   Gross unrealized appreciation                          $     18,827
   Gross unrealized depreciation                              (288,722)
   -------------------------------------------------------------------
   NET UNREALIZED DEPRECIATION                            $   (269,895)
   -------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2004, there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT


INVESTMENT PORTFOLIO

                    OFFICERS
                    Mark S. Venezia
                    President

                    Christine Johnston
                    Vice President

                    Susan Schiff
                    Vice President

                    Barbara E. Campbell
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES
                    James B. Hawkes

                    Samuel L. Hayes

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTMENT PORTFOLIO

By:     /s/ Mark S. Venezia
       -----------------------------------
       Mark. S. Venezia
       President


Date:  August 11, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
       -----------------------------------
       Barbara E. Campbell
       Treasurer


Date:  August 11, 2004
       ---------------

By:    /s/ Mark S. Venezia
       -------------------------------------------
       Mark S. Venezia
       President


Date:  August 11, 2004
       ---------------